Founder Preferred Shares Dividend Reserve (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€) shares
Disclosure of classes of share capital [line items]
Preference shares, dividend payment terms, weighted average share price, minimum term required	10 days
Preferred share dividend equivalent (in shares) | shares	140,220,619
Founder Preferred shares | Founder preferred shares dividend reserve
Disclosure of classes of share capital [line items]
Equity | €	€ 166.0